Intangible Asset - Customer List (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Intangible Asset - Customer List [Abstract]
Schedule of estimated future amortization expense
2022	$212,222
2023	212,222
2024	212,222
2025	212,222
2026	212,222
$1,061,110

2022	$208,568
2023	227,529
2024	227,529
2025	227,529
2026	227,529
$1,118,684

2022	$225,369
2023	225,369
2024	225,369
2025	225,369
2026	225,369
$1,126,845